Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of related party [Abstract]
Related Party Transactions	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling our activities as a whole. We have determined that key management personnel consists of the members of the Board of Directors along with certain employees of the Company.

	2020 $	2019 $	2018 $
Short-term employee compensation and benefits	3,514,527	3,786,667	2,680,621
Termination benefits	495,175	—	—
Share-based payments	1,757,723	1,123,408	1,067,195
	5,767,425	4,910,075	3,747,816